Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (97,103)	$ (13,418)
Amortization of cash flow hedge	(2,132)	(1,248)
Amounts reclassified from AOCI	44,904	(9,616)
OCI attributable to shareholders of AQN	$ (54,331)	$ (24,282)